Refund of WoW Game Points - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY (¥)	Dec. 31, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points		¥ 169,998,682		¥ 169,998,682					$ 26,243,274
Other operating income						¥ 26,000,000	$ 4,200,000
Legal liability						2 years	2 years
Liability related to refund of WOW game points, release period						20 years	20 years
World of Warcraft Game Points Refund Agent
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points		170,000,000						¥ 200,400,000	26,200,000
Cash paid to refund WOW game points		0	$ 0	¥ 0	¥ 0	¥ 0	$ 0	4,000,000
Advance Payments made to agent		8,400,000						¥ 43,300,000	1,300,000
Installments period	5 years
Amount of expected refund from advances made to agent, current		8,400,000							$ 1,300,000
Write off remaining receivable		¥ 8,400,000